Income Taxes - Components of income before tax and income tax expense for PRC and non-PRC operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
(Loss)/income arising from PRC operations	¥ 28,133	$ 4,312	¥ (267,276)	¥ (42,681)
(Loss)/income arising from non-PRC operations	418,489	64,136	958,986	(2,498)
(Loss)/income before tax from continuing operations	446,622	68,448	691,710	(45,179)
Income tax expense relating to PRC operations	18,977	2,909	21,952	20,143
Income tax benefit relating to non-PRC operations			(2)	(24)
Income tax expense	¥ 18,977	$ 2,909	¥ 21,950	¥ 20,119
Effective tax rate for PRC continuing operations	67.50%	67.50%	(8.20%)	(47.20%)